Summarized Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Summarized Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2015:
Revenues	$—	$—	$—	$—
Loss from operations	(37,089)	(29,532)	(9,891)	(15,120)
Net loss	(169,549)	(48,101)	(12,835)	(35,132)

Year ended December 31, 2014:
Revenues	$—	$—	$—	$—
Loss from operations	(25,423)	(38,782)	(32,236)	(22,738)
Net loss	(59,840)	(213,477)	(43,559)	(59,977)